Share-based payment (Details) - Schedule non-vested shares activity - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-vested share [Member]
Share-based payment (Details) - Schedule non-vested shares activity [Line Items]
Number of non-vested shares, Outstanding at the beginning balance	20,523	34,800	43,723
Weighted Average Grant date fair value per share, Outstanding at the beginning balance	$ 182.13	$ 149.40	$ 139.80
Number of non-vested shares, Forfeited			(8,923)
Weighted Average Grant date fair value per share, Forfeited			$ 102.35
Number of non-vested shares, Outstanding at the ending balance		20,523	34,800
Weighted Average Grant date fair value per share, Outstanding at the ending balance		$ 182.13	$ 149.40
Number of non-vested shares, transfer to non-vested share units	(20,523)	(14,277)
Weighted Average Grant date fair value per share, transfer to non-vested share units	$ 182.13	$ 102.35
Non-vested share units [Member]
Share-based payment (Details) - Schedule non-vested shares activity [Line Items]
Number of non-vested shares, Outstanding at the beginning balance	123,575	114,117	120,007
Weighted Average Grant date fair value per share, Outstanding at the beginning balance	$ 143.89	$ 153.83	$ 155.55
Number of non-vested shares, Forfeited	(446)	(4,819)	(5,890)
Weighted Average Grant date fair value per share, Forfeited	$ 227.24	$ 255.99	$ 188.84
Number of non-vested shares, Outstanding at the ending balance	143,652	123,575	114,117
Weighted Average Grant date fair value per share, Outstanding at the ending balance	$ 149.10	$ 143.89	$ 153.83
Number of non-vested shares, transfer to non-vested share units	20,523	14,277
Weighted Average Grant date fair value per share, transfer to non-vested share units	$ 182.13	$ 102.35